Unaudited Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Unaudited Quarterly Financial Information

	2014 Quarterly Periods Ended
	March 31	June 30	September 30	December 31
	(in millions – except per share amounts)
Total Revenues	$4,648	$4,044	$4,302	$4,026
Operating Income	1,041	767	925	499	(a)
Net Income	561	391	494	192	(a)

Earnings Attributable to AEP Common Shareholders	560	390	493	191

Total Basic Earnings per Share Attributable to AEP Common Shareholders (b)	1.15	0.80	1.01	0.39

Total Diluted Earnings per Share Attributable to AEP Common Shareholders (b)	1.15	0.80	1.01	0.39

	2013 Quarterly Periods Ended
	March 31	June 30		September 30		December 31
	(in millions – except per share amounts)
Total Revenues	$3,826	$3,582		$4,176		$3,773
Operating Income	755	547	(c)	875	(e)	678	(f)(g)
Net Income	364	339	(c)(d)	434	(e)	347	(f)(g)

Earnings Attributable to AEP Common Shareholders	363	338	(c)(d)	433	(e)	346	(f)(g)

Total Basic Earnings per Share Attributable to AEP Common Shareholders (b)	0.75	0.69		0.89		0.71

Total Diluted Earnings per Share Attributable to AEP Common Shareholders (b)	0.75	0.69		0.89		0.71

(a)	Includes termination of a coal contract and a KPCo regulatory disallowance (see Note 4).

(b)	Quarterly Earnings per Share amounts are intended to be stand-alone calculations and are not always additive to full-year amount due to rounding.

(c)	Includes an impairment for Muskingum River Plant, Unit 5 (see Note 7).

(d)	Includes U.K. Windfall Tax benefit (see Note 12).

(e)	Includes regulatory disallowances for the Turk Plant (see Note 4) and for Big Sandy Plant, Unit 2 (see Note 7).

(f)	Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 7).

(g)	Includes the reversal of regulatory disallowance for the Turk Plant (see Note 4).

Appalachian Power Co [Member]
Unaudited Quarterly Financial Information

Quarterly Periods Ended:	APCo		I&M	OPCo (a)		PSO	SWEPCo
	(in thousands)
March 31, 2014
Total Revenues	$913,391		$641,854	$880,192		$301,385	$440,590
Operating Income	220,010		146,024	115,719		25,326	64,726
Net Income	101,851		87,089	60,774		8,448	22,962

June 30, 2014
Total Revenues	$694,668		$533,876	$786,161		$318,815	$449,283
Operating Income	110,677		57,133	114,021		48,878	78,787
Net Income	36,247		27,334	56,535		22,449	32,823

September 30, 2014
Total Revenues	$709,884		$542,863	$839,197		$416,991	$531,771
Operating Income	130,236		62,851	104,679		87,414	133,131
Net Income	48,758		26,626	54,060		45,086	74,547

December 31, 2014
Total Revenues	$735,135		$531,141	$871,370		$314,385	$424,753
Operating Income	107,263		39,234	99,086		27,214	45,998
Net Income	28,559		14,598	45,053		10,946	14,227

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2013
Total Revenues	$951,494		$583,393	$1,233,790		$262,289	$394,317
Operating Income	164,560		81,230	244,813		33,552	50,639
Net Income	70,548		43,457	129,774		13,693	11,548

June 30, 2013
Total Revenues	$746,504		$549,501	$1,102,994		$324,687	$420,173
Operating Income	92,072		77,533	73,072	(b)	58,471	77,032
Net Income	29,862		40,754	21,056	(b)	28,432	30,227

September 30, 2013
Total Revenues	$849,733		$638,865	$1,279,176		$411,083	$552,933
Operating Income	147,692		102,364	312,795		95,832	52,359	(c)
Net Income	62,625		57,880	178,901		51,096	7,920	(c)

December 31, 2013
Total Revenues	$869,675		$595,100	$1,146,655		$297,463	$428,380
Operating Income	101,954	(d)	60,734	162,418		23,380	163,813	(e)
Net Income	30,176	(d)	35,413	80,249		4,575	104,124	(e)

(a)	Prior to January 1, 2014, OPCo engaged in the generation of electric power and the subsequent sale of that power to customers.

(b)	Includes an impairment for Muskingum River Plant, Unit 5 (see Note 7).

(c)	Includes a regulatory disallowance for the Turk Plant (see Note 4).

(d)	Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 7).

(e)	Includes the reversal of regulatory disallowance for the Turk Plant (see Note 4).

Indiana Michigan Power Co [Member]
Unaudited Quarterly Financial Information

Quarterly Periods Ended:	APCo		I&M	OPCo (a)		PSO	SWEPCo
	(in thousands)
March 31, 2014
Total Revenues	$913,391		$641,854	$880,192		$301,385	$440,590
Operating Income	220,010		146,024	115,719		25,326	64,726
Net Income	101,851		87,089	60,774		8,448	22,962

June 30, 2014
Total Revenues	$694,668		$533,876	$786,161		$318,815	$449,283
Operating Income	110,677		57,133	114,021		48,878	78,787
Net Income	36,247		27,334	56,535		22,449	32,823

September 30, 2014
Total Revenues	$709,884		$542,863	$839,197		$416,991	$531,771
Operating Income	130,236		62,851	104,679		87,414	133,131
Net Income	48,758		26,626	54,060		45,086	74,547

December 31, 2014
Total Revenues	$735,135		$531,141	$871,370		$314,385	$424,753
Operating Income	107,263		39,234	99,086		27,214	45,998
Net Income	28,559		14,598	45,053		10,946	14,227

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2013
Total Revenues	$951,494		$583,393	$1,233,790		$262,289	$394,317
Operating Income	164,560		81,230	244,813		33,552	50,639
Net Income	70,548		43,457	129,774		13,693	11,548

June 30, 2013
Total Revenues	$746,504		$549,501	$1,102,994		$324,687	$420,173
Operating Income	92,072		77,533	73,072	(b)	58,471	77,032
Net Income	29,862		40,754	21,056	(b)	28,432	30,227

September 30, 2013
Total Revenues	$849,733		$638,865	$1,279,176		$411,083	$552,933
Operating Income	147,692		102,364	312,795		95,832	52,359	(c)
Net Income	62,625		57,880	178,901		51,096	7,920	(c)

December 31, 2013
Total Revenues	$869,675		$595,100	$1,146,655		$297,463	$428,380
Operating Income	101,954	(d)	60,734	162,418		23,380	163,813	(e)
Net Income	30,176	(d)	35,413	80,249		4,575	104,124	(e)

(a)	Prior to January 1, 2014, OPCo engaged in the generation of electric power and the subsequent sale of that power to customers.

(b)	Includes an impairment for Muskingum River Plant, Unit 5 (see Note 7).

(c)	Includes a regulatory disallowance for the Turk Plant (see Note 4).

(d)	Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 7).

(e)	Includes the reversal of regulatory disallowance for the Turk Plant (see Note 4).

Ohio Power Co [Member]
Unaudited Quarterly Financial Information

Quarterly Periods Ended:	APCo		I&M	OPCo (a)		PSO	SWEPCo
	(in thousands)
March 31, 2014
Total Revenues	$913,391		$641,854	$880,192		$301,385	$440,590
Operating Income	220,010		146,024	115,719		25,326	64,726
Net Income	101,851		87,089	60,774		8,448	22,962

June 30, 2014
Total Revenues	$694,668		$533,876	$786,161		$318,815	$449,283
Operating Income	110,677		57,133	114,021		48,878	78,787
Net Income	36,247		27,334	56,535		22,449	32,823

September 30, 2014
Total Revenues	$709,884		$542,863	$839,197		$416,991	$531,771
Operating Income	130,236		62,851	104,679		87,414	133,131
Net Income	48,758		26,626	54,060		45,086	74,547

December 31, 2014
Total Revenues	$735,135		$531,141	$871,370		$314,385	$424,753
Operating Income	107,263		39,234	99,086		27,214	45,998
Net Income	28,559		14,598	45,053		10,946	14,227

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2013
Total Revenues	$951,494		$583,393	$1,233,790		$262,289	$394,317
Operating Income	164,560		81,230	244,813		33,552	50,639
Net Income	70,548		43,457	129,774		13,693	11,548

June 30, 2013
Total Revenues	$746,504		$549,501	$1,102,994		$324,687	$420,173
Operating Income	92,072		77,533	73,072	(b)	58,471	77,032
Net Income	29,862		40,754	21,056	(b)	28,432	30,227

September 30, 2013
Total Revenues	$849,733		$638,865	$1,279,176		$411,083	$552,933
Operating Income	147,692		102,364	312,795		95,832	52,359	(c)
Net Income	62,625		57,880	178,901		51,096	7,920	(c)

December 31, 2013
Total Revenues	$869,675		$595,100	$1,146,655		$297,463	$428,380
Operating Income	101,954	(d)	60,734	162,418		23,380	163,813	(e)
Net Income	30,176	(d)	35,413	80,249		4,575	104,124	(e)

(a)	Prior to January 1, 2014, OPCo engaged in the generation of electric power and the subsequent sale of that power to customers.

(b)	Includes an impairment for Muskingum River Plant, Unit 5 (see Note 7).

(c)	Includes a regulatory disallowance for the Turk Plant (see Note 4).

(d)	Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 7).

(e)	Includes the reversal of regulatory disallowance for the Turk Plant (see Note 4).

Public Service Co Of Oklahoma [Member]
Unaudited Quarterly Financial Information

Quarterly Periods Ended:	APCo		I&M	OPCo (a)		PSO	SWEPCo
	(in thousands)
March 31, 2014
Total Revenues	$913,391		$641,854	$880,192		$301,385	$440,590
Operating Income	220,010		146,024	115,719		25,326	64,726
Net Income	101,851		87,089	60,774		8,448	22,962

June 30, 2014
Total Revenues	$694,668		$533,876	$786,161		$318,815	$449,283
Operating Income	110,677		57,133	114,021		48,878	78,787
Net Income	36,247		27,334	56,535		22,449	32,823

September 30, 2014
Total Revenues	$709,884		$542,863	$839,197		$416,991	$531,771
Operating Income	130,236		62,851	104,679		87,414	133,131
Net Income	48,758		26,626	54,060		45,086	74,547

December 31, 2014
Total Revenues	$735,135		$531,141	$871,370		$314,385	$424,753
Operating Income	107,263		39,234	99,086		27,214	45,998
Net Income	28,559		14,598	45,053		10,946	14,227

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2013
Total Revenues	$951,494		$583,393	$1,233,790		$262,289	$394,317
Operating Income	164,560		81,230	244,813		33,552	50,639
Net Income	70,548		43,457	129,774		13,693	11,548

June 30, 2013
Total Revenues	$746,504		$549,501	$1,102,994		$324,687	$420,173
Operating Income	92,072		77,533	73,072	(b)	58,471	77,032
Net Income	29,862		40,754	21,056	(b)	28,432	30,227

September 30, 2013
Total Revenues	$849,733		$638,865	$1,279,176		$411,083	$552,933
Operating Income	147,692		102,364	312,795		95,832	52,359	(c)
Net Income	62,625		57,880	178,901		51,096	7,920	(c)

December 31, 2013
Total Revenues	$869,675		$595,100	$1,146,655		$297,463	$428,380
Operating Income	101,954	(d)	60,734	162,418		23,380	163,813	(e)
Net Income	30,176	(d)	35,413	80,249		4,575	104,124	(e)

(a)	Prior to January 1, 2014, OPCo engaged in the generation of electric power and the subsequent sale of that power to customers.

(b)	Includes an impairment for Muskingum River Plant, Unit 5 (see Note 7).

(c)	Includes a regulatory disallowance for the Turk Plant (see Note 4).

(d)	Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 7).

(e)	Includes the reversal of regulatory disallowance for the Turk Plant (see Note 4).

Southwestern Electric Power Co [Member]
Unaudited Quarterly Financial Information

Quarterly Periods Ended:	APCo		I&M	OPCo (a)		PSO	SWEPCo
	(in thousands)
March 31, 2014
Total Revenues	$913,391		$641,854	$880,192		$301,385	$440,590
Operating Income	220,010		146,024	115,719		25,326	64,726
Net Income	101,851		87,089	60,774		8,448	22,962

June 30, 2014
Total Revenues	$694,668		$533,876	$786,161		$318,815	$449,283
Operating Income	110,677		57,133	114,021		48,878	78,787
Net Income	36,247		27,334	56,535		22,449	32,823

September 30, 2014
Total Revenues	$709,884		$542,863	$839,197		$416,991	$531,771
Operating Income	130,236		62,851	104,679		87,414	133,131
Net Income	48,758		26,626	54,060		45,086	74,547

December 31, 2014
Total Revenues	$735,135		$531,141	$871,370		$314,385	$424,753
Operating Income	107,263		39,234	99,086		27,214	45,998
Net Income	28,559		14,598	45,053		10,946	14,227

Quarterly Periods Ended:	APCo		I&M	OPCo		PSO	SWEPCo
	(in thousands)
March 31, 2013
Total Revenues	$951,494		$583,393	$1,233,790		$262,289	$394,317
Operating Income	164,560		81,230	244,813		33,552	50,639
Net Income	70,548		43,457	129,774		13,693	11,548

June 30, 2013
Total Revenues	$746,504		$549,501	$1,102,994		$324,687	$420,173
Operating Income	92,072		77,533	73,072	(b)	58,471	77,032
Net Income	29,862		40,754	21,056	(b)	28,432	30,227

September 30, 2013
Total Revenues	$849,733		$638,865	$1,279,176		$411,083	$552,933
Operating Income	147,692		102,364	312,795		95,832	52,359	(c)
Net Income	62,625		57,880	178,901		51,096	7,920	(c)

December 31, 2013
Total Revenues	$869,675		$595,100	$1,146,655		$297,463	$428,380
Operating Income	101,954	(d)	60,734	162,418		23,380	163,813	(e)
Net Income	30,176	(d)	35,413	80,249		4,575	104,124	(e)

(a)	Prior to January 1, 2014, OPCo engaged in the generation of electric power and the subsequent sale of that power to customers.

(b)	Includes an impairment for Muskingum River Plant, Unit 5 (see Note 7).

(c)	Includes a regulatory disallowance for the Turk Plant (see Note 4).

(d)	Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 7).

(e)	Includes the reversal of regulatory disallowance for the Turk Plant (see Note 4).